SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use Assets
Operating cash flow from operating leases	$ 1,160,376	$ 728,015	$ 186,179
Remaining lease term for operating leases	3 years	4 years	6 months
Weighted average discount rate for operating leases	2.50%	2.50%	2.50%